Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2020
Credit Facilities Disclosure [Abstract]
Schedule of short-term bank borrowings
Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2020	December 31, 2019
The Industrial Bank Co., Ltd. (6)	From April, 2020 to April, 2021	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	April 20, 2021	$291,188	$-
Zhujiang Rural Bank(1)	From April, 2020 to April, 2021	Weighted average rate of 6.53%	Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.	April 29, 2021	390,805	-
China Everbright Bank(2)	From October, 2020 to October, 2021	Weighted average rate of 5.30%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	-	2,114,943	-
Bank of Communications(3)	From November, 2020 to November, 2021	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang, one of Mr. Jinlong Yang’s family member and a third party	-	3,754,788
Bank of China(4)	From March, 2019 to March, 2020	Weighted average rate of 7.18%	Guarantee by Mr. Jinlong Yang and Shenzhen Yangang Mingzhu Logistics Co., Ltd. (“MingZhu Logistics”), a company owned by Mr. Jinlong Yang’s sister, pledge by a property owned by Mr. Jinlong Yang’s family member and collateralized by MingZhu’s receivables	March 13, 2020	$-	$155,850
Bank of China(4)	From January 2019 to January, 2020	Weighted average rate of 7.18%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang’s family member and collateralized by MingZhu’s receivables	January 7, 2020	-	439,743
The Industrial Bank Co., Ltd. (6)	From April, 2019 to April, 2020	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	April 16, 2020	-	186,733
Zhujiang Rural Bank(1)	From May, 2019 to May, 2020	Weighted average rate of 6.53%	Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.	May 5, 2020	-	387,831
Guangdong Nanyue Bank(5)	From September, 2019 to September 2020	Weighted average rate of 8.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	September 29, 2020	-	718,205
Guangdong Nanyue Bank(5)	From November, 2019 to November, 2020	Weighted average rate of 8.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	November 14, 2020	-	287,282
Guangdong Nanyue Bank(5)	From November, 2019 to November, 2020	Weighted average rate of 8.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	November 27, 2020	-	430,923
Total					$6,551,724	$2,606,567

Schedule of long-term bank borrowings
Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2020	December 31, 2019
Postal Savings Bank of China Co., Ltd.*	From November, 2018 to November, 2020	Weighted average rate of 5.70%	Guarantee by Mr. Jinlong Yang and third party, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	November 13, 2020	$-	$1,120,400
Less: current maturities					-	(1,120,400)
Non-current maturities					$-	$-

Schedule of long-term maturities borrowings
	As of December 31, 2020	As of December 31, 2019
Payments due by period
Less than 1 year	$-	$1,120,400
1-2 years	-	-
Total	$-	$1,120,400

Schedule of loans from financial institutions
	As of December 31, 2020	As of December 31, 2019
Payments due by period
Less than 1 year	$235,487	$265,281
1-2 years	136,400	225,340
2-3 years	-	130,587
Total	$371,887	$621,208